CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (DEFICIT) (unaudited) - USD ($) $ in Thousands		Redeemable Convertible Preferred Stock Series B [Member]	Common Stock [Member]	Series A Preferred Stock [Member]	Series C Preferred Stock [Member]	Series D Preferred Stock [Member]	Additional Paid in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Non-controlling Interest [Member]	Total
BALANCE, AT BEGINNING at Dec. 31, 2015			$ 44				$ 116,793	$ (102,371)	$ (1,769)		$ 12,697
BALANCE, AT BEGINNING (in shares) at Dec. 31, 2015			4,398,344
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation (including restricted shares to the Company's CFO)							1,969				1,969
Accretion of Series B redeemable convertible preferred stock to redemption value (Note 5)	[1]
Restricted stock canceled
Restricted stock canceled (in shares)			(37,250)
Foreign currency translation adjustment									(2,810)		(2,810)
Net Income (Loss)								(13,264)			(13,264)
BALANCE, AT ENDING at Dec. 31, 2016			$ 44				118,762	(115,635)	(4,579)		(1,408)
BALANCE, AT ENDING (in shares) at Dec. 31, 2016			4,361,094
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation (including restricted shares to the Company's CFO)							1,466				1,466
Common shares issued for asset contribution (Note 5)			$ 9				1,266				1,275
Common shares issued for asset contribution (Note 5) (in shares)			879,234
Preferred A stock issued for asset contribution (Note 5 )				$ 1			4,482				4,483
Preferred A stock issued for asset contribution (Note 5 ) (in shares)				123,668
Common shares issued for Note Payout (Note 14)			$ 56				5,570				5,626
Common shares issued for Note Payout (Note 14) (in shares)			5,628,291
Common shares issued for severance (Note 14)			$ 10				900				910
Common shares issued for severance (Note 14) (in shares)			1,000,000
Issuance of Series B redeemable convertible preferred stock and embedded option
Issuance of Series B redeemable convertible preferred stock and embedded option (in shares)		1,500,000
Amortization of discount related to written call option (Note 14)		$ 84
Accretion of Series B redeemable convertible preferred stock to redemption value (Note 5)		3							(3)		(3)	[1]
Noncontrolling interest from asset acquisition										182	182
Reclassification of cumulative translation adjustment									3,228		3,228
Foreign currency translation adjustment									189		189
Net Income (Loss)								(19,384)		(8)	(19,392)
BALANCE, AT ENDING at Dec. 31, 2017		$ 87	$ 119	$ 1			132,446	(135,022)	(1,162)	174	(3,444)
BALANCE, AT ENDING (in shares) at Dec. 31, 2017		1,500,000	11,868,619	123,668
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation (including restricted shares to the Company's CFO)							21				21
Issuance of Series B redeemable convertible preferred stock and embedded option		$ 2,325
Issuance of Series B redeemable convertible preferred stock and embedded option (in shares)		2,325,000
Issuance of common stock to Company's former CFO			$ 3				83				$ 86
Issuance of common stock to Company's former CFO (in shares)			271,000								2,500,000
Issuance of warrants to service provider to purchase common stock							98				$ 98
Partial exercise of series B redeemable convertible preferred stock written call option (Note 5)		681									681
Dividend on Series B redeemable convertible preferred stock (Note 5)		177						(177)			(177)	[2]
Accretion of Series B redeemable convertible preferred stock to redemption value (Note 5)		2,001						(2,001)			(2,001)	[3]
Conversion of series B redeemable convertible preferred stock into common stock		$ (2,553)	$ 30				2,523				2,553
Conversion of series B redeemable convertible preferred stock into common stock (in shares)		(1,869,663)	2,965,301
Cancellation of Series B preferred stock and related portion of common stock converted from Series B in exchange for issuance of Series D preferred stock		$ (2,719)	$ (30)			$ 62	2,727				$ 2,759
Cancellation of Series B preferred stock and related portion of common stock converted from Series B in exchange for issuance of Series D preferred stock (in shares)		(1,955,337)	(2,965,301)			6,217,490					2,718
Cancellation of common stock issued to noteholders in exchange for issuance of Series C preferred stock			$ (56)		$ 75		427	(446)
Cancellation of common stock issued to noteholders in exchange for issuance of Series C preferred stock (in shares)			(5,628,291)		7,485,627
Issuance of Series D convertible preferred stock						$ 2	98				$ 100
Issuance of Series D convertible preferred stock (in shares)						153,846
Foreign currency translation adjustment									(48)		(48)
Net Income (Loss)								795		(2)	793
BALANCE, AT ENDING at Sep. 30, 2018			$ 66	$ 1	$ 75	$ 64	$ 138,423	$ (136,851)	$ (1,210)	$ 172	$ 740
BALANCE, AT ENDING (in shares) at Sep. 30, 2018			6,568,500	123,668	7,485,627	6,371,336

[1]	The net loss used for the computation of basic and diluted net loss per share for the year ended December 31, 2017, includes the dividend requirement of 8% per share per annum for the Series B preferred stock, compounded annually which shall be distributed to stockholders in case of distributable assets determined in the Company's certificate of designation (the "Certificate of Designation") under the liquidation preference right (see also Note 14).
[2]	The net loss used for the computation of basic and diluted net loss per share for three and nine months ended September 30, 2018, includes the preferred dividend requirement of 8% per share per annum for the Series B Preferred Stock, compounded annually which shall be distributed to stockholders in case of distributable assets determined in the Company's certificate of designation under the liquidation preference right (see also Note 5).
[3]	Based on the rights and privileges of Series B Preferred Stock, since the Company did not obtain shareholder approval at March 31, 2018, the then outstanding Series B Preferred Stock became redeemable at the option of OFI. Consequently, in each reporting period commencing March 31, 2018, the outstanding Series B Preferred Stock is recorded at its maximum redemption value until occurrence of redemption or conversion. These shares were cancelled as a result of the entry into the Remediation Agreement on September 24, 2018 as described below (see also Note 5).